Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Abstract]
Schedule of Accumulated Balances Other Comprehensive Income (Loss)	The following table summarizes the changes in accumulated balances of other comprehensive income (loss), net of taxes, for the year ended December 31, 2023:
	Unrealized Gains (losses) on marketable securities	Unrealized Gains (losses) on cash flow hedges	Foreign currency translation adjustment	Total

Beginning balance	$(17,424)	$(800)	$800	$(17,424)
Other comprehensive income before reclassifications	8,686	(1,480)	-	7,206
Amounts reclassified from accumulated other comprehensive income	134	2,874	-	3,008

Net current period other comprehensive income	8,820	1,394	-	10,214

Ending Balance	$(8,604)	$594	$800	$(7,210)